CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net income	¥ 1,567,026	$ 214,680	¥ 1,099,218	¥ 107,245
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,143,685	156,683	1,056,967	692,204
Depreciation of property, equipment and software	468,378	64,168	256,594	139,470
Amortization of intangible assets	33,504	4,590	2,158	608
Amortization of right-of-use assets	184,601	25,290	169,137	147,322
(Gain)/Loss from disposal of property, equipment and software	649	89	183	(96)
Foreign exchange (gain)/loss	68	9	(1,088)	(8,627)
Interest and investment income	(11,140)	(1,526)	(288,042)	(43,716)
Deferred income tax expenses	8,538	1,170	14,083	9,324
Allowance for credit losses	793	109	86	336
Changes in operating assets and liabilities:
Accounts and notes receivable	(17,487)	(2,396)	(7,037)	(5,982)
Inventories	(3,042)	(417)
Prepayments and other current assets	133,760	18,325	123,933	13,321
Amounts due from related parties	(3,249)	(445)	1,748	901
Other non-current assets	4,000	548
Accounts payable	(28,677)	(3,928)	24,744	10,179
Deferred revenue	289,505	39,662	733,183	102,322
Other payables and accrued liabilities	(47,933)	(6,566)	31,931	(18,037)
Operating lease liabilities	(180,484)	(24,725)	(170,789)	(143,732)
Net cash provided by operating activities	3,542,495	485,320	3,047,009	1,003,042
Cash flows from investing activities
Purchases of property, equipment and software	(856,047)	(117,278)	(955,511)	(340,120)
Disposal of property, equipment and software	120	16	6,953	324
Purchases of time deposits	(6,117,060)	(838,034)	(9,698,390)	(746,640)
Maturities of time deposits	7,600,176	1,041,220	3,982,982
Purchases of short-term and long-term investments	(10,396,017)	(1,424,248)	(9,563,742)	(4,466,418)
Maturities of short-term and long-term investments	7,902,150	1,082,590	6,289,129	2,746,201
Payments for business acquisitions, net of cash acquired	(150,221)	(20,580)	(66)	(9,928)
Net cash used in investing activities	(2,016,899)	(276,314)	(9,938,645)	(2,816,581)
Cash flows from financing activities
Proceeds from exercise of share-based awards	191,320	26,211	217,712	249,662
Repurchase of ordinary shares	(1,651,859)	(226,304)	(71,835)	(918,894)
Payment of dividends			(562,899)
Net cash used in financing activities	(1,460,539)	(200,093)	(417,022)	(669,232)
Effect of exchange rate changes on cash and cash equivalents	15,074	2,065	29,793	892,837
Net (decrease)/increase in cash and cash equivalents	80,131	10,978	(7,278,865)	(1,589,934)
Cash and cash equivalents at beginning of the year	2,472,959	338,794	9,751,824	11,341,758
Cash and cash equivalents at end of the year	2,553,090	349,772	2,472,959	9,751,824
Supplemental cash flow disclosure
Cash paid for income tax	306,758	42,026	133,456	101,293
Supplemental disclosures of non-cash investing and financing activities
Changes in payables for purchase of property, equipment and software	(527,372)	(72,250)	419,175	¥ 122,155
Changes in consideration payable for share repurchase	¥ (20,324)	$ (2,784)	¥ 113,802